Related Party Notes Receivable (Details) - Series D Preferred Stock [Member] $ in Thousands	Mar. 13, 2026 USD ($)
Related Party Notes Receivable
Notes receivable face amount	$ 2,000
Annual interest rate	6.00%
Interest rate in the event of default	12.00%
Late fee rate	5.00%
Threshold period for payment	10 days
Realted party equity investments	$ 15,000
Proceeds from related party equity investments	13,000
Non cash value of equity investments from related [arties	2,000
Adjustments to additional paid in capital for related party equity investment	$ 2,000